Public Offerings and Private Placements - Summary of Issuances of Common Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 31, 2015	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Net Proceeds							$ 246,032	$ 111,190
Offering Price Per Share	$ 6.65	$ 6.99	$ 4.57	$ 4.80	$ 4.03			$ 4.80
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price Per Share						$ 6.12
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price Per Share						$ 7.92
Teekay Tanker Operations Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued					4,220,945
Gross Proceeds					$ 17,010
Net Proceeds					$ 17,010
Ship to Ship Transfer Business [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued		6,511,812
Gross Proceeds		$ 45,500
Net Proceeds		$ 45,500
Continuous Offering [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price Per Share							$ 6.04
Continuous Offering [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering Price Per Share							$ 7.70
Conventional Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued	13,630,075		3,000,000	24,166,666		7,180,083
Gross Proceeds	$ 90,640		$ 13,716	$ 116,000		$ 49,268
Net Proceeds	$ 90,640		$ 13,685	$ 111,190		$ 49,268
Conventional Tankers [Member] | Continuous Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Common Shares Issued							13,391,100
Gross Proceeds							$ 94,594
Net Proceeds							$ 92,439
Teekay Corporation [Member] | Teekay Tanker Operations Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering					28.70%
Teekay Corporation [Member] | Ship to Ship Transfer Business [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering		28.30%
Teekay Corporation [Member] | Conventional Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering	28.80%		25.50%	26.20%		26.20%